Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of December 31,
in USD ‘000	2021	2020
Bank deposits	54,734	31,183
Interest bearing deposits	-	-
Total cash and cash equivalents	54,734	31,183

Schedule of Percentage of Bank Held Cash and Cash Equivalents Split by Currency	Split by currency:
	2021	2020
CHF	1%	2%
USD	96%	87%
EUR	1%	11%
GBP	1%	0%